Income Taxes - Summary of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	¥ 390,833	¥ 245,817
Additions	153,780	165,581
Reversals	(45,523)	(20,565)
Balance at end of the year	¥ 499,090	¥ 390,833